Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2024
SRQ-NPRT1-0724
1.912886.113
Corporate Bonds - 43.5%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		198,000	150,582
3.375% 8/15/26		1,568,000	1,003,402
			1,153,984
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rivian Automotive, Inc. 4.625% 3/15/29		410,000	318,365

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		170,000	174,080
ON Semiconductor Corp. 0% 5/1/27		114,000	167,271
Wolfspeed, Inc. 1.875% 12/1/29		723,000	401,988
			743,339
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Rexford Industrial Realty LP:
4.125% 3/15/29(b)		101,000	98,340
4.375% 3/15/27(b)		84,000	82,560
			180,900
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		141,000	116,948
Redfin Corp. 0.5% 4/1/27		489,000	268,950
			385,898
TOTAL REAL ESTATE			566,798

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		158,000	162,791

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		128,000	116,170
Sunnova Energy International, Inc. 0.25% 12/1/26		89,000	38,804
			154,974
TOTAL UTILITIES			317,765

TOTAL CONVERTIBLE BONDS			3,100,251
Nonconvertible Bonds - 43.3%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.9%
Altice France SA:
5.125% 1/15/29(b)		687,000	464,151
5.125% 7/15/29(b)		730,000	489,580
8.125% 2/1/27(b)		450,000	346,868
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		825,000	719,488
5.625% 9/15/28(b)		300,000	236,233
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		2,110,000	1,992,992
Consolidated Communications, Inc. 5% 10/1/28 (b)		190,000	155,800
Frontier Communications Holdings LLC:
5% 5/1/28(b)		740,000	691,150
5.875% 10/15/27(b)		499,000	485,904
5.875% 11/1/29		235,000	202,732
8.75% 5/15/30(b)		605,000	626,084
IHS Holding Ltd.:
5.625% 11/29/26(b)		40,000	37,825
6.25% 11/29/28(b)		40,000	35,750
Iliad Holding SAS:
6.5% 10/15/26(b)		768,000	762,964
7% 10/15/28(b)		225,000	222,795
8.5% 4/15/31(b)		695,000	703,739
Level 3 Financing, Inc.:
3.875% 10/15/30(b)		282,000	154,937
4% 4/15/31(b)		795,000	434,229
4.5% 4/1/30(b)		390,000	221,319
4.875% 6/15/29(b)		350,000	209,612
10.5% 4/15/29(b)		700,000	698,251
10.5% 5/15/30(b)		479,000	473,957
11% 11/15/29(b)		940,177	963,845
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		140,000	92,386
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		180,000	165,218
Telecom Italia Capital SA:
6% 9/30/34		15,000	12,664
6% 9/30/34(b)		227,000	216,374
7.721% 6/4/38(b)		200,000	208,386
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	189,250
Windstream Escrow LLC 7.75% 8/15/28 (b)		300,000	281,852
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		280,000	218,341
			12,714,676
Entertainment - 0.2%
Cinemark U.S.A., Inc. 5.25% 7/15/28 (b)		660,000	616,200
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)		665,000	630,039
Playtika Holding Corp. 4.25% 3/15/29 (b)		605,000	528,183
Roblox Corp. 3.875% 5/1/30 (b)		1,055,000	919,189
			2,693,611
Media - 3.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		660,000	593,945
Altice Financing SA:
5% 1/15/28(b)		400,000	315,981
5.75% 8/15/29(b)		2,991,000	2,220,264
Altice France Holding SA:
6% 2/15/28(b)		3,070,000	955,592
10.5% 5/15/27(b)		1,955,000	723,335
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		985,000	793,945
4.25% 1/15/34(b)		375,000	279,409
4.5% 8/15/30(b)		328,000	272,537
4.5% 5/1/32		1,950,000	1,546,912
4.5% 6/1/33(b)		1,725,000	1,331,157
4.75% 2/1/32(b)		240,000	193,255
5% 2/1/28(b)		1,500,000	1,384,962
6.375% 9/1/29(b)		2,967,000	2,776,948
7.375% 3/1/31(b)		1,530,000	1,480,324
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		200,000	188,940
7.5% 6/1/29(b)		680,000	558,284
7.75% 4/15/28(b)		995,000	858,161
7.875% 4/1/30(b)		795,000	790,658
9% 9/15/28(b)		1,180,000	1,228,151
CSC Holdings LLC:
3.375% 2/15/31(b)		152,000	89,013
4.125% 12/1/30(b)		1,152,000	710,391
4.625% 12/1/30(b)		2,195,000	922,896
5.375% 2/1/28(b)		211,000	148,185
5.5% 4/15/27(b)		400,000	306,489
5.75% 1/15/30(b)		1,945,000	840,447
6.5% 2/1/29(b)		510,000	345,078
7.5% 4/1/28(b)		565,000	315,417
11.25% 5/15/28(b)		320,000	258,202
11.75% 1/31/29(b)		1,200,000	953,650
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375%(b)(c)		4,535,000	83,331
6.625%(b)(c)		13,785,000	253,299
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		735,000	690,174
DISH DBS Corp.:
5.125% 6/1/29		1,570,000	625,192
5.25% 12/1/26(b)		825,000	656,970
5.75% 12/1/28(b)		632,000	440,312
7.375% 7/1/28		1,420,000	630,300
7.75% 7/1/26		2,034,000	1,293,451
DISH Network Corp. 11.75% 11/15/27 (b)		1,189,000	1,192,938
Gray Television, Inc.:
5.375% 11/15/31(b)		867,000	481,491
5.875% 7/15/26(b)		625,000	623,828
7% 5/15/27(b)		20,000	17,700
10.5% 7/15/29(b)(d)		440,000	437,082
Lamar Media Corp. 4.875% 1/15/29		897,000	854,406
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		185,000	155,173
6.75% 10/15/27(b)		575,000	541,585
Midcontinent Communications & Midcontinent Finance Corp. 5.375% 8/15/27 (b)		394,000	376,763
News Corp. 3.875% 5/15/29 (b)		125,000	113,425
Nexstar Media, Inc. 5.625% 7/15/27 (b)		150,000	141,582
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		230,000	237,694
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		300,000	222,759
6.5% 9/15/28(b)		1,545,000	709,985
Sinclair Television Group, Inc. 5.125% 2/15/27 (b)		515,000	458,637
Sirius XM Radio, Inc.:
4% 7/15/28(b)		2,120,000	1,897,744
4.125% 7/1/30(b)		1,315,000	1,102,166
5.5% 7/1/29(b)		455,000	422,588
Stagwell Global LLC 5.625% 8/15/29 (b)		1,645,000	1,505,748
Townsquare Media, Inc. 6.875% 2/1/26 (b)		290,000	283,444
Univision Communications, Inc.:
6.625% 6/1/27(b)		1,430,000	1,381,524
7.375% 6/30/30(b)		790,000	748,629
8% 8/15/28(b)		1,400,000	1,378,880
8.5% 7/31/31(b)(d)		355,000	349,077
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		150,000	125,739
VZ Secured Financing BV 5% 1/15/32 (b)		465,000	394,636
Ziggo Bond Co. BV 6% 1/15/27 (b)		20,000	19,628
Ziggo BV 4.875% 1/15/30 (b)		170,000	151,518
			44,381,926
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (b)		30,000	29,200
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		1,470,000	1,401,586
Digicel Group Holdings Ltd.:
0% 12/31/30(b)(e)		252	113
0% 12/31/30(b)(e)		24,712	2
0% 12/31/30(b)(e)		3,345	3,971
0% 12/31/30(b)(e)		39,741	4
Digicel Intermediate Holdings 12% 5/25/27 pay-in-kind (f)		205,228	200,354
Digicel MidCo Ltd. / DIFL U.S. II LLC PIK 10.5% 11/25/28 pay-in-kind (f)		22,746	18,175
Intelsat Jackson Holdings SA:
6.5% 3/15/30(b)		1,435,000	1,349,799
9.75%(b)(c)(e)		50,000	0
Millicom International Cellular SA:
4.5% 4/27/31(b)		65,000	55,583
5.125% 1/15/28(b)		130,500	123,805
7.375% 4/2/32(b)		100,000	98,005
U.S. Cellular Corp. 6.7% 12/15/33		279,000	293,669
VMED O2 UK Financing I PLC:
4.25% 1/31/31(b)		127,000	104,545
4.75% 7/15/31(b)		1,505,000	1,249,268
7.75% 4/15/32(b)		200,000	194,684
			5,122,763
TOTAL COMMUNICATION SERVICES			64,912,976

CONSUMER DISCRETIONARY - 8.4%
Automobile Components - 1.0%
Adient Global Holdings Ltd.:
4.875% 8/15/26(b)		575,000	558,044
7% 4/15/28(b)		255,000	260,370
8.25% 4/15/31(b)		860,000	895,623
Albion Financing 2 SARL 8.75% 4/15/27 (b)		370,000	373,257
American Axle & Manufacturing, Inc.:
6.25% 3/15/26		123,000	121,683
6.5% 4/1/27		75,000	74,591
Clarios Global LP / Clarios U.S. Finance Co. 8.5% 5/15/27 (b)		1,300,000	1,308,330
Dana Financing Luxembourg SARL 8.5% 7/15/31 (b)	EUR	601,000	709,113
Dana, Inc.:
4.25% 9/1/30		330,000	286,759
5.375% 11/15/27		50,000	48,589
5.625% 6/15/28		1,294,000	1,251,887
Garrett Motion Holdings, Inc. / Garrett LX I Sarl 7.75% 5/31/32 (b)		165,000	166,083
Hertz Corp.:
4.625% 12/1/26(b)		245,000	190,221
5% 12/1/29(b)		190,000	125,476
J.B. Poindexter & Co., Inc. 8.75% 12/15/31 (b)		235,000	240,696
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		335,000	338,521
6.5% 3/26/31(b)		410,000	416,299
8.125% 3/30/29(b)		575,000	605,457
8.375% 5/1/28(b)		245,000	257,630
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)		346,000	317,229
Patrick Industries, Inc.:
4.75% 5/1/29(b)		125,000	114,603
7.5% 10/15/27(b)		125,000	126,807
Phinia, Inc. 6.75% 4/15/29 (b)		430,000	433,139
Tenneco, Inc. 8% 11/17/28 (b)		1,430,000	1,305,983
The Goodyear Tire & Rubber Co.:
5.25% 4/30/31		345,000	312,951
5.625% 4/30/33		270,000	241,457
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		270,000	265,943
6.75% 4/23/30(b)		710,000	718,584
6.875% 4/14/28(b)		335,000	340,845
6.875% 4/23/32(b)		625,000	639,409
7.125% 4/14/30(b)		390,000	402,221
			13,447,800
Automobiles - 0.5%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		165,000	159,143
Ford Motor Co.:
4.75% 1/15/43		213,000	172,205
5.291% 12/8/46		35,000	30,431
6.1% 8/19/32		220,000	219,397
7.4% 11/1/46		75,000	81,806
9.625% 4/22/30		700,000	810,917
McLaren Finance PLC 7.5% 8/1/26 (b)		190,000	163,970
PM General Purchaser LLC 9.5% 10/1/28 (b)		780,000	792,280
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(f)(g)		4,075,000	4,006,129
			6,436,278
Broadline Retail - 0.3%
CMG Media Corp. 8.875% 12/15/27 (b)		2,205,000	1,103,439
Kohl's Corp. 4.25% 7/17/25		20,000	19,490
Match Group Holdings II LLC:
3.625% 10/1/31(b)		435,000	362,311
4.125% 8/1/30(b)		1,544,000	1,342,298
4.625% 6/1/28(b)		330,000	306,913
5.625% 2/15/29(b)		330,000	312,870
Nordstrom, Inc.:
4.25% 8/1/31		70,000	61,815
4.375% 4/1/30		45,000	40,916
			3,550,052
Distributors - 0.2%
Ritchie Bros. Holdings, Inc.:
6.75% 3/15/28(b)		385,000	388,847
7.75% 3/15/31(b)		570,000	594,965
The Gates Corp. 6.875% 7/1/29 (b)(d)		195,000	196,873
Velocity Vehicle Group LLC 8% 6/1/29 (b)		400,000	406,500
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		1,465,000	1,530,642
			3,117,827
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		702,000	673,211
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		540,000	537,343
Service Corp. International:
3.375% 8/15/30		100,000	85,730
4% 5/15/31		260,000	227,194
5.125% 6/1/29		105,000	100,914
Sotheby's 7.375% 10/15/27 (b)		230,000	200,203
TKC Holdings, Inc.:
6.875% 5/15/28(b)		280,000	273,509
10.5% 5/15/29(b)		295,000	290,706
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		405,000	393,699
			2,782,509
Hotels, Restaurants & Leisure - 4.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		160,000	148,639
4% 10/15/30(b)		1,184,000	1,030,249
Affinity Interactive 6.875% 12/15/27 (b)		133,000	118,359
Boyd Gaming Corp. 4.75% 6/15/31 (b)		175,000	157,015
Brinker International, Inc. 8.25% 7/15/30 (b)		450,000	469,534
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		1,325,000	1,197,026
6.5% 2/15/32(b)		1,025,000	1,013,573
7% 2/15/30(b)		1,255,000	1,268,555
8.125% 7/1/27(b)		2,505,000	2,553,826
Carnival Corp.:
4% 8/1/28(b)		225,000	207,678
5.75% 3/1/27(b)		1,300,000	1,276,057
6% 5/1/29(b)		1,298,000	1,268,601
6.65% 1/15/28		110,000	109,931
7% 8/15/29(b)		405,000	415,968
7.625% 3/1/26(b)		2,680,000	2,694,531
10.5% 6/1/30(b)		1,750,000	1,902,220
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (b)		225,000	232,374
CCM Merger, Inc. 6.375% 5/1/26 (b)		250,000	248,155
Cedar Fair LP 5.25% 7/15/29		792,000	746,076
Churchill Downs, Inc.:
5.75% 4/1/30(b)		1,235,000	1,184,579
6.75% 5/1/31(b)		630,000	626,805
Cirsa Finance International SARL:
4.5% 3/15/27(b)	EUR	515,000	549,245
6.5% 3/15/29(b)	EUR	100,000	111,760
10.375% 11/30/27(b)	EUR	90,000	104,716
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		74,000	66,962
Everi Holdings, Inc. 5% 7/15/29 (b)		149,000	144,654
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		1,650,000	1,458,422
Flutter Treasury Designated Activity Co. 6.375% 4/29/29 (b)		200,000	201,022
Garden SpinCo Corp. 8.625% 7/20/30 (b)		115,000	122,867
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		1,225,000	1,038,916
4% 5/1/31(b)		190,000	167,906
5.875% 4/1/29(b)		360,000	356,899
6.125% 4/1/32(b)		495,000	489,393
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		330,000	328,294
Inter Media Communication SRL 6.75% 2/9/27	EUR	455,000	483,824
International Game Technology PLC:
5.25% 1/15/29(b)		985,000	943,793
6.25% 1/15/27(b)		1,310,000	1,312,188
Jacobs Entertainment, Inc.:
6.75% 2/15/29(b)		500,000	466,250
6.75% 2/15/29(b)		325,000	303,063
Life Time, Inc.:
5.75% 1/15/26(b)		882,000	876,922
8% 4/15/26(b)		1,123,000	1,130,569
Light & Wonder International, Inc.:
7.25% 11/15/29(b)		2,200,000	2,234,142
7.5% 9/1/31(b)		365,000	375,268
Lindblad Expeditions Holdings 9% 5/15/28 (b)		500,000	510,370
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		40,000	39,583
Lottomatica SpA 7.125% 6/1/28 (b)	EUR	130,000	148,803
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		315,000	296,542
Merlin Entertainments Group 7.375% 2/15/31 (b)		700,000	709,465
MGM Resorts International:
4.75% 10/15/28		1,026,000	959,362
5.5% 4/15/27		337,000	331,436
6.5% 4/15/32		725,000	708,915
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (b)		1,090,000	1,007,793
Motion Finco SARL 7.375% 6/15/30 (b)	EUR	405,000	457,023
NCL Corp. Ltd.:
3.625% 12/15/24(b)		224,000	220,737
5.875% 3/15/26(b)		1,610,000	1,583,003
5.875% 2/15/27(b)		845,000	832,856
7.75% 2/15/29(b)		1,775,000	1,823,067
8.125% 1/15/29(b)		448,000	468,091
8.375% 2/1/28(b)		200,000	208,743
NCL Finance Ltd. 6.125% 3/15/28 (b)		670,000	655,937
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		310,000	317,804
Penn Entertainment, Inc. 5.625% 1/15/27 (b)		1,050,000	1,000,125
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		425,000	296,563
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		570,000	549,411
5.375% 7/15/27(b)		575,000	563,375
5.5% 8/31/26(b)		750,000	738,954
5.5% 4/1/28(b)		1,505,000	1,470,255
6.25% 3/15/32(b)		770,000	766,490
8.25% 1/15/29(b)		700,000	738,119
9.25% 1/15/29(b)		1,225,000	1,304,848
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)		1,175,000	1,098,747
Six Flags Entertainment Corp.:
5.5% 4/15/27(b)		770,000	754,977
6.625% 5/1/32(b)		480,000	480,350
7.25% 5/15/31(b)		1,235,000	1,235,793
Station Casinos LLC 6.625% 3/15/32 (b)		170,000	166,886
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		280,000	278,286
Viking Cruises Ltd.:
5.875% 9/15/27(b)		705,000	688,355
7% 2/15/29(b)		125,000	125,224
9.125% 7/15/31(b)		330,000	355,495
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		600,000	575,412
Wynn Macau Ltd.:
5.125% 12/15/29(b)		200,000	179,500
5.5% 10/1/27(b)		1,565,000	1,487,239
5.625% 8/26/28(b)		500,000	467,656
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29(b)		400,000	376,177
7.125% 2/15/31(b)		380,000	390,179
Yum! Brands, Inc.:
3.625% 3/15/31		95,000	82,736
4.625% 1/31/32		430,000	391,676
5.375% 4/1/32		80,000	76,192
6.875% 11/15/37		735,000	793,241
			60,848,617
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(b)		75,000	67,382
4.625% 4/1/30(b)		697,000	619,599
6.625% 1/15/28(b)		25,000	24,702
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		225,000	220,598
7.25% 10/15/29		1,150,000	1,147,589
7.5% 3/15/31(b)		355,000	354,372
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(b)		454,000	399,680
5% 6/15/29(b)		175,000	157,221
6.25% 9/15/27(b)		563,000	549,559
Castle UK Finco PLC 7% 5/15/29 (b)	GBP	295,000	345,779
Empire Communities Corp. 9.75% 5/1/29 (b)		175,000	178,523
KB Home 4.8% 11/15/29		875,000	818,060
Landsea Homes Corp. 8.875% 4/1/29 (b)		480,000	465,300
LGI Homes, Inc.:
4% 7/15/29(b)		95,000	81,792
8.75% 12/15/28(b)		30,000	31,149
M/I Homes, Inc. 4.95% 2/1/28		385,000	366,077
New Home Co., Inc. 9.25% 10/1/29 (b)		170,000	170,384
Newell Brands, Inc.:
5.7% 4/1/26		100,000	98,742
6.375% 9/15/27		100,000	98,171
6.625% 9/15/29		100,000	97,830
7% 4/1/46(h)		80,000	65,786
STL Holding Co. LLC 8.75% 2/15/29 (b)		225,000	233,299
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		25,000	14,180
Tempur Sealy International, Inc. 4% 4/15/29 (b)		25,000	22,418
TopBuild Corp. 4.125% 2/15/32 (b)		235,000	205,035
TRI Pointe Homes, Inc. 5.7% 6/15/28		455,000	444,840
			7,278,067
Leisure Products - 0.1%
Amer Sports Co. 6.75% 2/16/31 (b)		665,000	662,530
Mattel, Inc. 5.45% 11/1/41		80,000	71,768
Vista Outdoor, Inc. 4.5% 3/15/29 (b)		145,000	142,469
			876,767
Specialty Retail - 1.1%
Arko Corp. 5.125% 11/15/29 (b)		430,000	364,850
At Home Group, Inc.:
4.875% 7/15/28(b)		255,000	108,375
7.125% 5/12/28 pay-in-kind(b)(f)		331,711	152,587
Bath & Body Works, Inc.:
6.625% 10/1/30(b)		1,550,000	1,552,093
6.95% 3/1/33		393,000	383,258
7.5% 6/15/29		230,000	236,141
Carvana Co.:
4.875% 9/1/29(b)		242,000	169,400
5.5% 4/15/27(b)		220,000	180,400
5.625% 10/1/25(b)		115,000	110,949
5.875% 10/1/28(b)		160,000	123,200
12% 12/1/28 pay-in-kind(b)(f)		113,903	119,072
13% 6/1/30 pay-in-kind(b)(f)		461,593	475,069
14% 6/1/31 pay-in-kind(b)(f)		205,309	216,337
Champions Financing, Inc. 8.75% 2/15/29 (b)		325,000	334,121
Gap, Inc. 3.875% 10/1/31 (b)		625,000	518,820
Global Auto Holdings Ltd./AAG FH UK Ltd.:
8.375% 1/15/29(b)		235,000	228,661
8.75% 1/15/32(b)		590,000	567,428
Hudson Automotive Group 8% 5/15/32 (b)		245,000	252,494
Jaguar Land Rover Automotive PLC:
5.875% 1/15/28(b)		243,000	236,345
7.75% 10/15/25(b)		350,000	352,405
LBM Acquisition LLC 6.25% 1/15/29 (b)		750,000	677,237
LCM Investments Holdings:
4.875% 5/1/29(b)		775,000	720,109
8.25% 8/1/31(b)		455,000	472,083
Mavis Tire Express Services TopCo LP 6.5% 5/15/29 (b)		1,815,000	1,671,947
Michaels Companies, Inc. 7.875% 5/1/29 (b)		220,000	149,621
Park River Holdings, Inc.:
5.625% 2/1/29(b)		775,000	630,616
6.75% 8/1/29(b)		150,000	127,175
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (b)		455,000	435,603
Sally Holdings LLC 6.75% 3/1/32		705,000	691,572
Specialty Building Products Holdings LLC 6.375% 9/30/26 (b)		665,000	650,527
Staples, Inc.:
7.5% 4/15/26(b)		185,000	184,967
10.75% 4/15/27(b)		289,000	257,302
10.75% 9/1/29(b)(d)		315,000	304,796
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		1,190,000	1,219,392
			14,874,952
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		130,000	113,059
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		670,000	601,325
Levi Strauss & Co. 3.5% 3/1/31 (b)		35,000	30,252
Wolverine World Wide, Inc. 4% 8/15/29 (b)		1,005,000	836,985
			1,581,621
TOTAL CONSUMER DISCRETIONARY			114,794,490

CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		920,000	850,112

Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		590,000	526,226
4.875% 2/15/30(b)		225,000	210,465
C&S Group Enterprises LLC 5% 12/15/28 (b)		320,000	236,472
Iceland Bondco PLC:
3 month EURIBOR EURO INTER + 5.500% 9.328% 12/15/27(b)(f)(g)	EUR	100,000	109,319
4.625% 3/15/25 (Reg. S)	GBP	60,000	75,480
10.875% 12/15/27(b)	GBP	100,000	132,778
KeHE Distributor / Nextwave 9% 2/15/29 (b)		327,000	331,227
Performance Food Group, Inc. 5.5% 10/15/27 (b)		124,000	120,856
Sigma Holdco BV 7.875% 5/15/26 (b)		277,000	269,383
U.S. Foods, Inc. 6.875% 9/15/28 (b)		100,000	101,750
United Natural Foods, Inc. 6.75% 10/15/28 (b)		40,000	33,013
			2,146,969
Food Products - 0.4%
B&G Foods, Inc.:
5.25% 9/15/27		1,140,000	1,046,237
8% 9/15/28(b)		575,000	583,577
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)		635,000	646,883
Darling Ingredients, Inc. 6% 6/15/30 (b)		950,000	928,628
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		150,000	154,122
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		565,000	508,137
4.375% 1/31/32(b)		345,000	304,682
Pilgrim's Pride Corp.:
3.5% 3/1/32		100,000	83,967
4.25% 4/15/31		115,000	103,514
Post Holdings, Inc.:
4.5% 9/15/31(b)		700,000	619,595
4.625% 4/15/30(b)		624,000	566,631
6.25% 2/15/32(b)		680,000	675,967
			6,221,940
Household Products - 0.0%
Energizer Holdings, Inc. 4.75% 6/15/28 (b)		409,000	377,305

Personal Care Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (b)		860,000	878,659

Tobacco - 0.0%
Vector Group Ltd. 5.75% 2/1/29 (b)		606,000	556,086

TOTAL CONSUMER STAPLES			11,031,071

ENERGY - 6.3%
Energy Equipment & Services - 0.8%
CGG SA 8.75% 4/1/27 (b)		390,000	373,519
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)		750,000	787,428
Jonah Energy Parent LLC 12% 11/5/25 (e)(i)		645,029	692,632
Nabors Industries Ltd.:
7.25% 1/15/26(b)		223,000	223,547
7.5% 1/15/28(b)		330,000	314,010
Nabors Industries, Inc.:
7.375% 5/15/27(b)		205,000	204,541
9.125% 1/31/30(b)		680,000	702,163
Noble Finance II LLC 8% 4/15/30 (b)		150,000	154,733
NuStar Logistics LP 5.625% 4/28/27		665,000	654,987
Precision Drilling Corp.:
6.875% 1/15/29(b)		25,000	24,779
7.125% 1/15/26(b)		243,000	242,906
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		1,255,000	1,317,302
Transocean Aquila Ltd. 8% 9/30/28 (b)		380,000	386,332
Transocean, Inc.:
6.8% 3/15/38		825,000	686,399
8% 2/1/27(b)		476,000	477,916
8.25% 5/15/29(b)		675,000	675,159
8.5% 5/15/31(b)		580,000	579,409
8.75% 2/15/30(b)		1,134,000	1,183,023
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)		170,000	170,192
Valaris Ltd. 8.375% 4/30/30 (b)		920,000	950,912
Vallourec SA 7.5% 4/15/32 (b)		400,000	411,583
Yinson Boronia Production BV 8.947% 7/31/42 (b)		200,000	201,400
			11,414,872
Oil, Gas & Consumable Fuels - 5.5%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		1,720,000	1,736,170
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(b)		321,000	307,652
5.75% 3/1/27(b)		100,000	98,862
5.75% 1/15/28(b)		775,000	758,148
6.625% 2/1/32(b)		115,000	115,149
Antero Resources Corp.:
5.375% 3/1/30(b)		295,000	282,336
7.625% 2/1/29(b)		140,000	144,215
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26(b)		386,000	385,914
8.25% 12/31/28(b)		275,000	281,288
9% 11/1/27(b)		450,000	562,159
Athabasca Oil Corp. 9.75% 11/1/26 (b)		542,000	566,899
Baytex Energy Corp. 7.375% 3/15/32 (b)		170,000	171,967
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		110,000	111,153
7.25% 7/15/32(b)		155,000	157,923
California Resources Corp.:
7.125% 2/1/26(b)		140,000	140,707
8.25% 6/15/29(b)(d)		245,000	245,379
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		120,000	113,956
Canacol Energy Ltd. 5.75% 11/24/28 (b)		220,000	115,429
Cheniere Energy Partners LP 5.75% 8/15/34 (b)		195,000	193,700
Chesapeake Energy Corp.:
5.875% 2/1/29(b)		225,000	221,248
6.75% 4/15/29(b)		1,760,000	1,764,618
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		646,000	646,190
7% 6/15/25(b)		575,000	575,634
8.375% 1/15/29(b)		100,000	103,516
Civitas Resources, Inc.:
8.375% 7/1/28(b)		620,000	650,682
8.625% 11/1/30(b)		495,000	529,493
8.75% 7/1/31(b)		445,000	475,088
CNX Midstream Partners LP 4.75% 4/15/30 (b)		305,000	274,313
CNX Resources Corp.:
7.25% 3/1/32(b)		395,000	400,456
7.375% 1/15/31(b)		115,000	117,035
Comstock Resources, Inc.:
5.875% 1/15/30(b)		895,000	825,003
6.75% 3/1/29(b)		1,855,000	1,794,314
Conuma Resources Ltd. 13.125% 5/1/28 (b)		308,000	311,780
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)		245,000	254,476
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		385,000	395,578
Crescent Energy Finance LLC:
7.625% 4/1/32(b)		790,000	805,085
9.25% 2/15/28(b)		1,600,000	1,693,962
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		259,000	255,439
5.625% 10/15/25(b)		60,000	59,849
CVR Energy, Inc.:
5.75% 2/15/28(b)		537,000	495,613
8.5% 1/15/29(b)		320,000	321,368
DCP Midstream Operating LP:
5.625% 7/15/27		10,000	10,094
6.75% 9/15/37(b)		450,000	479,360
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		540,000	533,101
8.625% 3/15/29(b)		205,000	209,620
DT Midstream, Inc.:
4.125% 6/15/29(b)		40,000	36,578
4.375% 6/15/31(b)		20,000	17,965
EG Global Finance PLC 12% 11/30/28 (b)		1,570,000	1,626,095
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		615,000	620,942
Energean PLC 6.5% 4/30/27 (b)		185,000	174,363
Energy Transfer LP:
5.75% 4/1/25		73,000	72,954
6% 2/1/29(b)		355,000	356,866
7.375% 2/1/31(b)		755,000	783,815
EnLink Midstream LLC:
5.625% 1/15/28(b)		335,000	330,955
6.5% 9/1/30(b)		330,000	337,099
EnLink Midstream Partners LP 4.85% 7/15/26		180,000	175,990
EQM Midstream Partners LP:
6% 7/1/25(b)		25,000	24,984
6.5% 7/1/27(b)		100,000	100,839
7.5% 6/1/27(b)		250,000	255,422
7.5% 6/1/30(b)		250,000	264,026
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		253,000	249,104
7% 8/1/27		437,000	438,525
8.25% 1/15/32(b)		225,000	231,487
Golar LNG Ltd. 7% 10/20/25 (b)		335,000	332,270
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		176,000	167,365
Gulfport Energy Corp. 8% 5/17/26 (b)		405,000	410,552
Harbour Energy PLC 5.5% 10/15/26 (b)		20,000	19,575
Harvest Midstream I LP:
7.5% 9/1/28(b)		425,000	431,272
7.5% 5/15/32(b)		100,000	101,356
Hess Midstream Operations LP:
5.125% 6/15/28(b)		620,000	597,272
5.5% 10/15/30(b)		100,000	95,978
6.5% 6/1/29(b)		75,000	75,840
HF Sinclair Corp. 5% 2/1/28 (b)		335,000	323,859
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(b)		200,000	193,200
6% 4/15/30(b)		275,000	265,374
6% 2/1/31(b)		1,235,000	1,176,643
6.25% 11/1/28(b)		810,000	799,667
6.25% 4/15/32(b)		525,000	503,261
6.875% 5/15/34(b)		515,000	507,395
8.375% 11/1/33(b)		1,235,000	1,321,097
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		408,000	428,168
Kinetik Holdings LP:
5.875% 6/15/30(b)		1,740,000	1,695,610
6.625% 12/15/28(b)		1,620,000	1,637,090
Kosmos Energy Ltd.:
7.5% 3/1/28(b)		100,000	94,901
7.75% 5/1/27(b)		40,000	38,944
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)		1,845,000	1,814,348
Matador Resources Co. 6.5% 4/15/32 (b)		915,000	913,217
MEG Energy Corp. 5.875% 2/1/29 (b)		236,000	229,046
Mesquite Energy, Inc. 7.25% (b)(c)(e)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		290,000	251,642
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		950,000	894,184
6.75% 9/15/25(b)		451,000	445,665
8.75% 3/15/29(b)		415,000	398,342
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125% 2/15/29(b)		435,000	442,807
8.375% 2/15/32(b)		1,040,000	1,059,187
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		290,000	294,844
8.75% 6/15/31(b)		90,000	94,297
Occidental Petroleum Corp.:
4.2% 3/15/48		95,000	71,677
4.4% 4/15/46		295,000	233,196
4.4% 8/15/49		130,000	96,137
4.5% 7/15/44		240,000	185,739
6.125% 1/1/31		320,000	326,925
6.45% 9/15/36		225,000	234,369
7.95% 6/15/39		740,000	848,578
Parkland Corp.:
4.5% 10/1/29(b)		375,000	341,109
4.625% 5/1/30(b)		1,130,000	1,027,075
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		530,000	544,431
Permian Resources Operating LLC:
5.875% 7/1/29(b)		285,000	278,231
7% 1/15/32(b)		800,000	817,288
7.75% 2/15/26(b)		25,000	25,217
8% 4/15/27(b)		125,000	128,277
9.875% 7/15/31(b)		575,000	636,199
Petroleos Mexicanos:
5.35% 2/12/28		115,000	101,430
6.5% 3/13/27		175,000	165,095
Prairie Acquiror LP 9% 8/1/29 (b)		445,000	457,314
Range Resources Corp.:
4.75% 2/15/30(b)		610,000	565,778
8.25% 1/15/29		260,000	270,137
Rockies Express Pipeline LLC:
3.6% 5/15/25(b)		275,000	267,333
6.875% 4/15/40(b)		135,000	128,293
7.5% 7/15/38(b)		425,000	433,036
SilverBow Resources, Inc. CME Term SOFR 3 Month Index + 7.750% 13.0793% 12/15/28 (b)(f)(g)		755,000	755,103
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		100,000	103,752
Southwestern Energy Co.:
4.75% 2/1/32		2,590,000	2,347,579
5.375% 3/15/30		660,000	634,858
Sunoco Logistics Partners, LP:
7% 5/1/29(b)		920,000	939,422
7.25% 5/1/32(b)		574,000	587,652
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		685,000	628,586
4.5% 4/30/30		350,000	315,911
5.875% 3/15/28		165,000	162,316
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		603,000	575,151
6% 3/1/27(b)		550,000	538,529
6% 12/31/30(b)		1,640,000	1,545,603
6% 9/1/31(b)		2,035,000	1,906,015
7.375% 2/15/29(b)		810,000	812,152
Talos Production, Inc.:
9% 2/1/29(b)		70,000	73,435
9.375% 2/1/31(b)		100,000	105,834
Teine Energy Ltd. 6.875% 4/15/29 (b)		35,000	34,219
Tullow Oil PLC:
7% 3/1/25(b)		70,000	67,656
10.25% 5/15/26(b)		70,000	67,631
Venture Global Calcasieu Pass LLC:
4.125% 8/15/31(b)		350,000	309,109
6.25% 1/15/30(b)		1,320,000	1,323,175
Venture Global LNG, Inc.:
8.125% 6/1/28(b)		725,000	740,946
8.375% 6/1/31(b)		2,960,000	3,052,350
9.5% 2/1/29(b)		1,510,000	1,637,627
9.875% 2/1/32(b)		1,050,000	1,125,910
Vermilion Energy, Inc. 6.875% 5/1/30 (b)		785,000	769,381
Viper Energy, Inc. 7.375% 11/1/31 (b)		55,000	56,810
Vital Energy, Inc. 9.75% 10/15/30		125,000	136,712
Western Midstream Operating LP:
5.25% 2/1/50		185,000	160,675
5.3% 3/1/48		95,000	81,650
5.5% 8/15/48		55,000	47,715
			74,670,526
TOTAL ENERGY			86,085,398

FINANCIALS - 4.3%
Banks - 0.1%
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		155,000	145,662
6% 4/15/25(b)		64,000	63,668
8% 6/15/27(b)		688,000	714,093
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(f)		200,000	168,938
4.95% 6/1/42(b)(f)		200,000	150,238
5.71% 1/15/26(b)		350,000	346,617
UniCredit SpA:
5.459% 6/30/35(b)(f)		254,000	238,544
5.861% 6/19/32(b)(f)		95,000	93,031
Western Alliance Bancorp. 3% 6/15/31 (f)		391,000	349,945
			2,270,736
Capital Markets - 0.3%
AssuredPartners, Inc.:
5.625% 1/15/29(b)		190,000	176,811
7.5% 2/15/32(b)		1,009,000	1,003,029
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)		425,000	389,152
Coinbase Global, Inc. 3.625% 10/1/31 (b)		375,000	298,223
Hightower Holding LLC 6.75% 4/15/29 (b)		300,000	281,246
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29(b)		700,000	648,114
7.125% 4/30/31(b)		1,200,000	1,221,701
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		495,000	455,063
StoneX Group, Inc. 7.875% 3/1/31 (b)		115,000	117,690
			4,591,029
Consumer Finance - 1.3%
Ally Financial, Inc.:
5.75% 11/20/25		164,000	163,258
6.7% 2/14/33		463,000	463,425
Bread Financial Holdings, Inc. 9.75% 3/15/29 (b)		485,000	508,008
Capstone Borrower, Inc. 8% 6/15/30 (b)		980,000	995,485
Cobra AcquisitionCo LLC 6.375% 11/1/29 (b)		630,000	508,763
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		495,000	495,522
9.25% 4/1/29(b)		200,000	208,139
Ford Motor Credit Co. LLC:
3.375% 11/13/25		200,000	193,095
3.625% 6/17/31		280,000	239,189
4% 11/13/30		95,000	84,208
goeasy Ltd.:
4.375% 5/1/26(b)		175,000	169,018
7.625% 7/1/29(b)		50,000	50,822
9.25% 12/1/28(b)		60,000	63,531
LFS Topco LLC 5.875% 10/15/26 (b)		375,000	350,660
Navient Corp.:
4.875% 3/15/28		720,000	659,409
5% 3/15/27		355,000	336,893
5.5% 3/15/29		1,670,000	1,515,780
5.625% 8/1/33		763,000	619,635
6.75% 6/15/26		158,000	157,703
9.375% 7/25/30		980,000	1,024,560
11.5% 3/15/31		735,000	807,228
OneMain Finance Corp.:
3.5% 1/15/27		830,000	767,663
3.875% 9/15/28		1,300,000	1,156,380
5.375% 11/15/29		490,000	455,707
6.625% 1/15/28		726,000	721,244
6.875% 3/15/25		40,000	40,285
7.125% 3/15/26		495,000	502,266
7.5% 5/15/31		705,000	705,335
7.875% 3/15/30		550,000	560,324
9% 1/15/29		1,795,000	1,884,226
PRA Group, Inc. 8.875% 1/31/30 (b)		230,000	227,418
PROG Holdings, Inc. 6% 11/15/29 (b)		1,000,000	937,477
SLM Corp. 4.2% 10/29/25		276,000	268,746
			17,841,402
Financial Services - 1.4%
At Home Cayman 11.5% 5/12/28 (b)		147,691	113,722
Block, Inc.:
2.75% 6/1/26		100,000	94,178
3.5% 6/1/31		495,000	423,994
6.5% 5/15/32(b)		405,000	408,763
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		2,195,000	2,275,034
Freedom Mortgage Corp.:
6.625% 1/15/27(b)		300,000	289,739
7.625% 5/1/26(b)		225,000	223,559
12% 10/1/28(b)		50,000	54,035
12.25% 10/1/30(b)		200,000	219,237
Freedom Mortgage Hold:
9.125% 5/15/31(b)		125,000	124,425
9.25% 2/1/29(b)		135,000	136,361
GGAM Finance Ltd.:
6.875% 4/15/29(b)		110,000	110,844
7.75% 5/15/26(b)		175,000	178,320
8% 2/15/27(b)		558,000	574,165
8% 6/15/28(b)		430,000	445,235
Gn Bondco LLC 9.5% 10/15/31 (b)		840,000	765,272
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		810,000	675,055
5.25% 5/15/27		76,000	69,825
6.25% 5/15/26		805,000	784,969
9% 6/15/30(b)		55,000	54,276
LD Holdings Group LLC 6.125% 4/1/28 (b)		275,000	191,314
MidCap Financial Issuer Trust:
5.625% 1/15/30(b)		465,000	397,288
6.5% 5/1/28(b)		1,020,000	950,764
MPH Acquisition Holdings LLC 5.5% 9/1/28 (b)		650,000	483,395
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30(b)		665,000	603,495
5.5% 8/15/28(b)		543,000	518,225
5.75% 11/15/31(b)		245,000	226,505
6% 1/15/27(b)		225,000	221,922
NCR Atleos Corp. 9.5% 4/1/29 (b)		632,000	681,838
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (b)		315,000	267,074
PennyMac Financial Services, Inc.:
4.25% 2/15/29(b)		1,240,000	1,111,174
5.375% 10/15/25(b)		525,000	520,395
5.75% 9/15/31(b)		100,000	91,963
7.125% 11/15/30(b)		900,000	888,375
7.875% 12/15/29(b)		742,000	759,695
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/29 (b)		150,000	134,148
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 4% 10/15/33 (b)		500,000	415,126
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		1,210,000	1,146,179
United Wholesale Mortgage LLC:
5.5% 4/15/29(b)		365,000	342,735
5.75% 6/15/27(b)		740,000	715,834
			18,688,452
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		80,000	72,800
8.25% 2/1/29(b)		1,298,000	1,304,268
10.125% 8/1/26(b)		860,000	886,256
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
5.875% 11/1/29(b)		960,000	892,999
6.75% 10/15/27(b)		1,001,000	981,131
6.75% 4/15/28(b)		100,000	100,186
7% 1/15/31(b)		1,315,000	1,318,437
AmWINS Group, Inc.:
4.875% 6/30/29(b)		295,000	271,162
6.375% 2/15/29(b)		485,000	483,812
GTCR AP Finance, Inc. 8% 5/15/27 (b)		555,000	555,604
HUB International Ltd.:
5.625% 12/1/29(b)		695,000	644,817
7.25% 6/15/30(b)		1,940,000	1,971,096
7.375% 1/31/32(b)		1,985,000	1,992,046
Jones DesLauriers Insurance Management, Inc. 8.5% 3/15/30 (b)		845,000	889,343
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		1,885,000	1,900,686
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		390,000	359,810
USI, Inc. 7.5% 1/15/32 (b)		95,000	95,355
			14,719,808
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.:
6.25% 10/15/25(b)		37,000	36,666
8% 4/1/29(b)		80,000	77,853
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		123,000	120,775
4.375% 1/15/27(b)		815,000	763,684
7.25% 4/1/29(b)		310,000	308,297
			1,307,275
TOTAL FINANCIALS			59,418,702

HEALTH CARE - 3.8%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		587,000	350,586
Grifols SA 4.75% 10/15/28 (b)		100,000	87,003
			437,589
Health Care Equipment & Supplies - 0.7%
AdaptHealth LLC:
4.625% 8/1/29(b)		1,288,000	1,103,037
5.125% 3/1/30(b)		390,000	340,649
Avantor Funding, Inc.:
3.875% 11/1/29(b)		235,000	210,618
4.625% 7/15/28(b)		1,475,000	1,387,997
Bausch + Lomb Corp. 8.375% 10/1/28 (b)		1,100,000	1,119,250
Embecta Corp.:
5% 2/15/30(b)		221,000	182,767
6.75% 2/15/30(b)		75,000	65,109
Medline Borrower LP:
3.875% 4/1/29(b)		1,925,000	1,752,090
5.25% 10/1/29(b)		2,050,000	1,932,486
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		1,575,000	1,575,318
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		165,000	163,578
Teleflex, Inc. 4.25% 6/1/28 (b)		20,000	18,688
			9,851,587
Health Care Providers & Services - 2.1%
180 Medical, Inc. 3.875% 10/15/29 (b)		180,000	161,896
Akumin, Inc. 8% 8/1/28 (b)		100,000	78,500
AMN Healthcare:
4% 4/15/29(b)		542,000	480,243
4.625% 10/1/27(b)		200,000	189,240
Cano Health, Inc. 6.25% 10/1/28 (b)(c)		140,000	175
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		710,000	560,602
5.25% 5/15/30(b)		1,730,000	1,436,076
5.625% 3/15/27(b)		200,000	189,430
6% 1/15/29(b)		910,000	814,847
6.125% 4/1/30(b)		895,000	638,207
6.875% 4/15/29(b)		566,000	442,911
8% 3/15/26(b)		20,000	20,036
8% 12/15/27(b)		965,000	965,368
10.875% 1/15/32(b)(d)		705,000	728,437
DaVita, Inc.:
3.75% 2/15/31(b)		2,775,000	2,328,787
4.625% 6/1/30(b)		535,000	479,297
LifePoint Health, Inc. 4.375% 2/15/27 (b)		325,000	306,928
LifePoint Health, Inc.:
5.375% 1/15/29(b)		690,000	582,422
9.875% 8/15/30(b)		285,000	304,946
10% 6/1/32(b)		705,000	707,558
11% 10/15/30(b)		1,670,000	1,839,748
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		60,000	42,610
Modivcare, Inc. 5.875% 11/15/25 (b)		411,000	408,680
Molina Healthcare, Inc.:
3.875% 5/15/32(b)		105,000	88,847
4.375% 6/15/28(b)		590,000	548,955
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		270,000	232,616
Prime Healthcare Services 7.25% 11/1/25 (b)		625,000	626,138
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(f)		322,709	297,296
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,083,000	1,084,615
Select Medical Corp. 6.25% 8/15/26 (b)		855,000	855,285
Star Parent, Inc. 9% 10/1/30 (b)		738,000	769,544
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		320,000	322,401
Tenet Healthcare Corp.:
4.25% 6/1/29		1,850,000	1,711,431
4.375% 1/15/30		2,600,000	2,390,955
6.125% 10/1/28		2,175,000	2,154,552
6.125% 6/15/30		2,025,000	2,005,493
6.75% 5/15/31(b)		505,000	509,625
6.875% 11/15/31		840,000	878,028
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		40,000	38,564
			28,221,289
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		1,330,000	1,206,760
IQVIA, Inc.:
5% 10/15/26(b)		30,000	29,331
6.5% 5/15/30(b)		500,000	504,952
			1,741,043
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		225,000	203,524
4% 3/15/31(b)		180,000	158,220
			361,744
Pharmaceuticals - 0.8%
1375209 BC Ltd. 9% 1/30/28 (b)		250,000	241,542
Bausch Health Americas, Inc. 8.5% 1/31/27 (b)		24,000	17,386
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		285,000	208,763
5% 1/30/28(b)		1,625,000	921,001
5.25% 1/30/30(b)		1,992,000	1,010,940
5.25% 2/15/31(b)		25,000	12,500
5.5% 11/1/25(b)		485,000	457,399
6.25% 2/15/29(b)		1,860,000	995,100
7% 1/15/28(b)		25,000	14,375
9% 12/15/25(b)		100,000	95,296
Jazz Securities DAC 4.375% 1/15/29 (b)		350,000	321,933
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		590,000	544,973
5.125% 4/30/31(b)		2,165,000	1,913,226
6.75% 5/15/34(b)		90,000	89,677
7.875% 5/15/34(b)		200,000	203,257
Teva Pharmaceutical Finance Netherlands III BV:
5.125% 5/9/29		1,585,000	1,515,929
6.75% 3/1/28		1,145,000	1,168,107
7.875% 9/15/29		435,000	463,706
8.125% 9/15/31		555,000	609,261
			10,804,371
TOTAL HEALTH CARE			51,417,623

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.0%
Bombardier, Inc.:
7% 6/1/32(b)(d)		215,000	215,784
7.25% 7/1/31(b)		435,000	444,074
7.5% 2/1/29(b)		1,000,000	1,034,459
7.875% 4/15/27(b)		416,000	416,440
8.75% 11/15/30(b)		475,000	509,671
Howmet Aerospace, Inc. 5.95% 2/1/37		40,000	40,916
Moog, Inc. 4.25% 12/15/27 (b)		30,000	28,089
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		565,000	617,278
The Boeing Co.:
5.805% 5/1/50		530,000	474,578
5.93% 5/1/60		475,000	418,966
TransDigm, Inc.:
4.625% 1/15/29		775,000	713,670
5.5% 11/15/27		1,029,000	1,000,703
6.375% 3/1/29(b)		1,195,000	1,192,408
6.625% 3/1/32(b)		1,315,000	1,318,898
6.75% 8/15/28(b)		795,000	803,944
6.875% 12/15/30(b)		2,086,000	2,112,252
7.125% 12/1/31(b)		1,215,000	1,246,245
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		780,000	626,319
7.875% 5/1/27(b)		715,000	647,324
9.5% 6/1/28(b)		414,000	376,529
			14,238,547
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(f)		155,000	154,704
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		280,000	254,800
Rand Parent LLC 8.5% 2/15/30 (b)		910,000	889,693
			1,299,197
Building Products - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		40,000	38,689
6.375% 6/15/30(b)		435,000	434,130
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		40,000	41,923
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (b)(f)		125,000	120,048
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		275,000	240,158
6.375% 6/15/32(b)		294,000	292,909
6.375% 3/1/34(b)		605,000	593,095
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		600,000	488,011
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		565,000	565,984
Griffon Corp. 5.75% 3/1/28		150,000	144,997
Jeld-Wen, Inc. 4.625% 12/15/25 (b)		225,000	220,622
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		635,000	630,785
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)		330,000	300,780
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (b)		840,000	789,585
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		180,000	171,667
Owens Corning 3.5% 2/15/30 (b)		125,000	113,180
Shea Homes Ltd. Partnership/Corp.:
4.75% 2/15/28		600,000	566,685
4.75% 4/1/29		75,000	69,582
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		1,120,000	999,467
			6,822,297
Commercial Services & Supplies - 1.3%
ACCO Brands Corp. 4.25% 3/15/29 (b)		610,000	541,109
ADT Corp. 4.125% 8/1/29 (b)		180,000	163,489
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		1,607,000	1,602,041
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		1,765,000	1,506,486
6.625% 7/15/26(b)		43,000	42,975
9.75% 7/15/27(b)		2,305,000	2,285,447
APX Group, Inc.:
5.75% 7/15/29(b)		375,000	355,978
6.75% 2/15/27(b)		20,000	19,927
Artera Services LLC 8.5% 2/15/31 (b)		1,005,000	1,026,889
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(b)		785,000	708,683
4.625% 6/1/28(b)		915,000	823,841
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		855,000	917,881
Cimpress PLC 7% 6/15/26		65,000	64,856
Clean Harbors, Inc. 6.375% 2/1/31 (b)		95,000	94,833
CoreCivic, Inc.:
4.75% 10/15/27		90,000	84,684
8.25% 4/15/29		505,000	527,366
Covanta Holding Corp.:
4.875% 12/1/29(b)		630,000	574,166
5% 9/1/30		175,000	157,482
GFL Environmental, Inc.:
3.75% 8/1/25(b)		195,000	190,369
4% 8/1/28(b)		100,000	91,440
4.375% 8/15/29(b)		600,000	547,544
4.75% 6/15/29(b)		50,000	46,539
5.125% 12/15/26(b)		195,000	191,301
6.75% 1/15/31(b)		680,000	693,612
Madison IAQ LLC:
4.125% 6/30/28(b)		840,000	778,360
5.875% 6/30/29(b)		750,000	695,159
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,015,000	969,325
NorthRiver Midstream Finance LP 5.625% 2/15/26 (b)		470,000	463,641
Stericycle, Inc. 3.875% 1/15/29 (b)		480,000	435,823
The GEO Group, Inc.:
8.625% 4/15/29(b)		305,000	313,938
10.25% 4/15/31(b)		305,000	320,986
VT Topco, Inc. 8.5% 8/15/30 (b)		175,000	182,928
Williams Scotsman, Inc. 7.375% 10/1/31 (b)		403,000	413,858
			17,832,956
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		155,000	150,911
Amsted Industries, Inc. 4.625% 5/15/30 (b)		415,000	376,975
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		215,000	201,543
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/28 (b)		375,000	398,786
Pike Corp.:
5.5% 9/1/28(b)		74,000	70,425
8.625% 1/31/31(b)		475,000	500,309
Railworks Holdings LP 8.25% 11/15/28 (b)		410,000	414,100
SRS Distribution, Inc. 6% 12/1/29 (b)		655,000	664,697
			2,777,746
Electrical Equipment - 0.3%
Albion Financing 1 SARL 6.125% 10/15/26 (b)		605,000	595,300
EnerSys 6.625% 1/15/32 (b)		65,000	65,505
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		100,000	75,481
Regal Rexnord Corp.:
6.05% 2/15/26		300,000	300,818
6.05% 4/15/28		195,000	197,954
6.3% 2/15/30		195,000	199,625
Sensata Technologies BV:
4% 4/15/29(b)		760,000	690,395
5% 10/1/25(b)		40,000	40,291
5.875% 9/1/30(b)		785,000	763,022
Wesco Distribution, Inc.:
6.375% 3/15/29(b)		170,000	170,622
6.625% 3/15/32(b)		140,000	140,680
7.125% 6/15/25(b)		150,000	149,936
7.25% 6/15/28(b)		340,000	346,355
			3,735,984
Ground Transportation - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75% 4/1/28(b)		475,000	431,800
5.375% 3/1/29(b)		150,000	136,870
5.75% 7/15/27(b)		20,000	19,199
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		935,000	924,166
RXO, Inc. 7.5% 11/15/27 (b)		220,000	224,950
Uber Technologies, Inc. 8% 11/1/26 (b)		765,000	774,156
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (b)		940,000	928,130
XPO, Inc.:
6.25% 6/1/28(b)		305,000	304,079
7.125% 6/1/31(b)		90,000	91,831
7.125% 2/1/32(b)		275,000	280,035
			4,115,216
Industrial Conglomerates - 0.1%
Benteler International AG 10.5% 5/15/28 (b)		295,000	317,736
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29(b)		360,000	325,345
5.25% 10/1/25(b)		20,000	19,606
			662,687
Machinery - 0.5%
Chart Industries, Inc.:
7.5% 1/1/30(b)		325,000	334,720
9.5% 1/1/31(b)		220,000	237,559
ESAB Corp. 6.25% 4/15/29 (b)		255,000	255,584
Hillenbrand, Inc. 3.75% 3/1/31		590,000	508,318
Loxam SAS 6.375% 5/31/29 (b)	EUR	190,000	214,158
Mueller Water Products, Inc. 4% 6/15/29 (b)		1,160,000	1,058,278
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		335,000	335,000
Terex Corp. 5% 5/15/29 (b)		310,000	291,555
Titan International, Inc. 7% 4/30/28		425,000	411,407
TK Elevator Holdco GmbH:
6.625% 7/15/28 (Reg. S)	EUR	1,125,000	1,173,380
7.625% 7/15/28(b)		260,000	257,095
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,366,000	1,317,828
Trinity Industries, Inc. 7.75% 7/15/28 (b)(d)		375,000	386,421
			6,781,303
Marine Transportation - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		85,000	85,267
Seaspan Corp. 5.5% 8/1/29 (b)		380,000	338,629
			423,896
Passenger Airlines - 0.3%
Air Canada 3.875% 8/15/26 (b)		145,000	137,649
American Airlines, Inc.:
7.25% 2/15/28(b)		175,000	174,747
8.5% 5/15/29(b)		115,000	118,614
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(b)		603,333	597,632
5.75% 4/20/29(b)		1,520,000	1,469,938
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		180,000	165,979
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		65,000	65,062
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		171,000	128,405
United Airlines, Inc.:
4.375% 4/15/26(b)		400,000	385,424
4.625% 4/15/29(b)		1,005,000	928,923
			4,172,373
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)		190,000	171,650
TriNet Group, Inc.:
3.5% 3/1/29(b)		250,000	220,673
7.125% 8/15/31(b)		90,000	90,850
			483,173
Trading Companies & Distributors - 0.5%
Alta Equipment Group, Inc.:
5.625% 4/15/26(b)		200,000	202,698
9% 6/1/29(b)(d)		190,000	183,785
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		355,000	355,315
FLY Leasing Ltd. 7% 10/15/24 (b)		55,000	54,721
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		190,000	198,541
Foundation Building Materials, Inc. 6% 3/1/29 (b)		750,000	664,766
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)		1,805,000	1,618,708
United Rentals North America, Inc.:
3.75% 1/15/32		150,000	128,207
3.875% 2/15/31		945,000	831,456
4% 7/15/30		627,000	561,958
4.875% 1/15/28		525,000	505,397
5.25% 1/15/30		100,000	95,996
6.125% 3/15/34(b)		655,000	642,588
			6,044,136
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 5.75% 11/15/29 (b)		100,000	99,255

TOTAL INDUSTRIALS			69,488,766

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.2%
CommScope, Inc. 4.75% 9/1/29 (b)		345,000	248,400
HTA Group Ltd. 7.5% 6/4/29 (b)(d)(j)		770,000	764,880
Hughes Satellite Systems Corp. 6.625% 8/1/26		303,000	123,473
IHS Netherlands Holdco BV 8% 9/18/27 (b)		175,000	169,701
ViaSat, Inc.:
5.625% 9/15/25(b)		1,100,000	1,066,805
5.625% 4/15/27(b)		775,000	692,879
7.5% 5/30/31(b)		450,000	306,633
			3,372,771
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		500,000	466,241
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		140,000	140,926
Likewize Corp. 9.75% 10/15/25 (b)		585,000	590,229
Sensata Technologies, Inc.:
3.75% 2/15/31(b)		95,000	81,965
6.625% 7/15/32(b)(d)		200,000	200,657
TTM Technologies, Inc. 4% 3/1/29 (b)		465,000	421,208
Zebra Technologies Corp. 6.5% 6/1/32 (b)		95,000	95,613
			1,996,839
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (b)		580,000	527,068
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		120,000	111,300
ASGN, Inc. 4.625% 5/15/28 (b)		175,000	164,593
Fortress Intermediate 3, Inc. 7.5% 6/1/31 (b)		710,000	719,088
Gartner, Inc. 4.5% 7/1/28 (b)		255,000	242,822
GCI LLC 4.75% 10/15/28 (b)		720,000	653,673
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		610,000	544,984
5.25% 12/1/27(b)		440,000	428,133
Sabre GLBL, Inc. 11.25% 12/15/27 (b)		330,000	320,773
Tempo Acquisition LLC 5.75% 6/1/25 (b)		260,000	259,626
Twilio, Inc.:
3.625% 3/15/29		350,000	311,919
3.875% 3/15/31		540,000	471,200
Virtusa Corp. 7.125% 12/15/28 (b)		80,000	72,758
			4,827,937
Semiconductors & Semiconductor Equipment - 0.2%
Entegris, Inc.:
3.625% 5/1/29(b)		175,000	155,490
4.75% 4/15/29(b)		35,000	33,208
5.95% 6/15/30(b)		1,960,000	1,929,311
			2,118,009
Software - 1.8%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		545,000	509,575
Boxer Parent Co., Inc.:
7.125% 10/2/25(b)		845,000	847,187
9.125% 3/1/26(b)		605,000	607,351
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		1,700,000	1,709,158
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		475,000	433,162
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		1,235,000	1,171,285
8.25% 6/30/32(b)		1,140,000	1,151,362
9% 9/30/29(b)		3,540,000	3,425,470
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		775,000	795,653
Dye & Durham Ltd. 8.625% 4/15/29 (b)		803,000	813,027
Elastic NV 4.125% 7/15/29 (b)		170,000	151,998
Fair Isaac Corp. 4% 6/15/28 (b)		1,070,000	990,514
Gen Digital, Inc.:
5% 4/15/25(b)		815,000	807,851
6.75% 9/30/27(b)		765,000	771,106
7.125% 9/30/30(b)		900,000	913,804
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		200,000	202,246
ION Trading Technologies Ltd.:
5.75% 5/15/28(b)		405,000	367,963
9.5% 5/30/29(b)		150,000	150,879
McAfee Corp. 7.375% 2/15/30 (b)		2,170,000	2,008,699
MicroStrategy, Inc. 6.125% 6/15/28 (b)		545,000	521,029
NCR Voyix Corp.:
5.125% 4/15/29(b)		500,000	464,259
5.25% 10/1/30(b)		155,000	140,608
Open Text Corp. 3.875% 2/15/28 (b)		225,000	206,801
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		345,000	306,718
4.125% 12/1/31(b)		385,000	331,280
Rackspace Finance LLC 3.5% 5/15/28 (b)		396,625	156,595
SS&C Technologies, Inc. 6.5% 6/1/32 (b)		450,000	451,244
UKG, Inc. 6.875% 2/1/31 (b)		3,625,000	3,647,984
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		120,000	109,619
			24,164,427
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
5.75% 12/1/34		245,000	231,738
8.25% 12/15/29(b)		85,000	90,926
8.5% 7/15/31(b)		105,000	112,019
Western Digital Corp.:
2.85% 2/1/29		331,000	285,377
3.1% 2/1/32		140,000	113,560
			833,620
TOTAL INFORMATION TECHNOLOGY			37,313,603

MATERIALS - 3.8%
Chemicals - 1.4%
Ashland, Inc.:
3.375% 9/1/31(b)		250,000	209,854
6.875% 5/15/43		275,000	279,612
ASP Unifrax Holdings, Inc. 5.25% 9/30/28 (b)		300,000	150,750
Avient Corp. 7.125% 8/1/30 (b)		1,165,000	1,184,446
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		500,000	516,958
Celanese U.S. Holdings LLC:
6.55% 11/15/30		290,000	302,744
6.7% 11/15/33		1,065,000	1,120,351
Consolidated Energy Finance SA 12% 2/15/31 (b)		255,000	266,442
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		1,005,000	960,847
Element Solutions, Inc. 3.875% 9/1/28 (b)		182,000	165,613
Gpd Companies, Inc. 10.125% 4/1/26 (b)		545,000	524,698
GrafTech Finance, Inc. 4.625% 12/15/28 (b)		450,000	291,408
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		200,000	210,737
Invictus U.S. Newco LLC 5% 10/30/29 (b)		275,000	244,145
Iris Holding, Inc. 10% 12/15/28 (b)		475,000	416,919
Itelyum Regeneration SpA 4.625% 10/1/26 (b)	EUR	215,000	227,681
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(f)		309,225	255,884
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 7% 12/31/27 (b)		350,000	343,877
LSB Industries, Inc. 6.25% 10/15/28 (b)		160,000	153,959
Methanex Corp.:
5.125% 10/15/27		886,000	855,579
5.25% 12/15/29		405,000	387,185
5.65% 12/1/44		602,000	524,666
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		435,000	381,636
5% 5/1/25(b)		200,000	197,381
5.25% 6/1/27(b)		107,000	102,500
8.5% 11/15/28(b)		110,000	116,662
9% 2/15/30(b)		100,000	105,782
Nufarm Australia Ltd. 5% 1/27/30 (b)		460,000	419,813
Olin Corp. 5% 2/1/30		530,000	497,958
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		380,000	349,790
6.25% 10/1/29(b)		405,000	375,421
9.75% 11/15/28(b)		985,000	1,047,356
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (b)		17,000	16,660
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		80,000	74,868
6.625% 5/1/29(b)		225,000	211,915
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		175,000	168,249
The Chemours Co. LLC:
4.625% 11/15/29(b)		520,000	443,457
5.375% 5/15/27		215,000	204,115
5.75% 11/15/28(b)		450,000	411,853
The Scotts Miracle-Gro Co.:
4% 4/1/31		1,090,000	931,643
4.375% 2/1/32		210,000	179,047
TPC Group, Inc. 13% 12/16/27 (b)		145,714	147,973
Tronox, Inc. 4.625% 3/15/29 (b)		625,000	567,122
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		1,780,000	1,637,627
7.375% 3/1/31(b)		194,000	196,914
			18,380,097
Construction Materials - 0.3%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		815,000	814,938
Knife River Holding Co. 7.75% 5/1/31 (b)		150,000	156,119
Smyrna Ready Mix Concrete LLC:
6% 11/1/28(b)		470,000	453,704
8.875% 11/15/31(b)		285,000	300,083
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(b)		730,000	703,058
6.5% 3/15/27(b)		1,000,000	995,436
7.25% 1/15/31(b)		605,000	621,638
VM Consolidated, Inc. 5.5% 4/15/29 (b)		40,000	38,172
White Cap Buyer LLC 6.875% 10/15/28 (b)		450,000	429,303
			4,512,451
Containers & Packaging - 0.8%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(f)		639,279	148,619
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (b)		395,000	326,103
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		280,000	238,070
5.25% 4/30/25(b)		70,000	68,915
5.25% 8/15/27(b)		31,000	18,213
5.25% 8/15/27(b)		35,000	20,563
Ball Corp.:
2.875% 8/15/30		100,000	84,329
6% 6/15/29		1,280,000	1,280,884
6.875% 3/15/28		950,000	969,844
Berry Global, Inc. 4.875% 7/15/26 (b)		75,000	73,752
Cascades, Inc. 5.375% 1/15/28 (b)		475,000	452,466
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		220,000	216,482
8.75% 4/15/30(b)		785,000	757,048
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		345,000	325,196
Graphic Packaging International, Inc.:
3.75% 2/1/30(b)		510,000	452,027
6.375% 7/15/32(b)		165,000	165,327
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (b)(f)		266,000	252,700
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		487,000	467,131
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		615,000	626,599
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31(b)		240,000	239,187
7.375% 6/1/32(b)		60,000	59,980
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		250,000	231,898
Sealed Air Corp.:
5% 4/15/29(b)		720,000	682,425
6.875% 7/15/33(b)		280,000	289,286
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		435,000	431,888
7.25% 2/15/31(b)		555,000	569,958
Trident TPI Holdings, Inc. 12.75% 12/31/28 (b)		855,000	929,328
TriMas Corp. 4.125% 4/15/29 (b)		75,000	67,882
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		19,000	18,731
8.5% 8/15/27(b)		17,000	16,962
			10,481,793
Metals & Mining - 1.2%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		685,000	700,623
Arsenal AIC Parent LLC:
8% 10/1/30(b)		580,000	603,280
11.5% 10/1/31(b)		810,000	903,007
ATI, Inc.:
5.125% 10/1/31		495,000	451,544
7.25% 8/15/30		610,000	624,466
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (b)		1,556,000	1,550,042
Cleveland-Cliffs, Inc.:
6.75% 4/15/30(b)		325,000	321,293
7% 3/15/32(b)		40,000	39,449
Commercial Metals Co.:
3.875% 2/15/31		120,000	105,350
4.125% 1/15/30		290,000	263,089
Constellium NV 5.875% 2/15/26 (b)		145,000	144,033
Eldorado Gold Corp. 6.25% 9/1/29 (b)		575,000	545,531
ERO Copper Corp. 6.5% 2/15/30 (b)		984,000	946,992
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		660,000	646,127
8.625% 6/1/31(b)		200,000	199,270
9.375% 3/1/29(b)		700,000	730,437
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)		100,000	88,779
Hecla Mining Co. 7.25% 2/15/28		1,800,000	1,812,688
HudBay Minerals, Inc.:
4.5% 4/1/26(b)		420,000	409,374
6.125% 4/1/29(b)		1,224,000	1,207,180
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		50,000	44,239
4.625% 3/1/28(b)		89,000	82,797
Mineral Resources Ltd.:
8% 11/1/27(b)		100,000	101,728
8.5% 5/1/30(b)		345,000	357,208
9.25% 10/1/28(b)		586,000	616,077
New Gold, Inc. 7.5% 7/15/27 (b)		580,000	581,605
Novelis Corp.:
3.875% 8/15/31(b)		95,000	81,336
4.75% 1/30/30(b)		1,080,000	997,828
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		300,000	274,028
Taseko Mines Ltd. 8.25% 5/1/30 (b)		140,000	143,513
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		1,235,000	1,138,970
			16,711,883
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		380,000	350,892
LABL, Inc.:
5.875% 11/1/28(b)		155,000	139,416
6.75% 7/15/26(b)		75,000	74,114
8.25% 11/1/29(b)		210,000	179,249
9.5% 11/1/28(b)		160,000	162,747
10.5% 7/15/27(b)		633,000	616,216
Mercer International, Inc. 5.125% 2/1/29		125,000	109,454
			1,632,088
TOTAL MATERIALS			51,718,312

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		175,000	160,482
Diversified Healthcare Trust:
4.375% 3/1/31		675,000	487,734
4.75% 2/15/28		25,000	20,570
9.75% 6/15/25		90,000	90,057
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		80,000	79,400
Iron Mountain, Inc. 4.5% 2/15/31 (b)		100,000	88,998
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29(b)		950,000	831,250
5.75% 2/1/27		660,000	655,050
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		1,545,000	1,002,725
4.625% 8/1/29		430,000	313,042
5% 10/15/27		1,459,000	1,195,811
5.25% 8/1/26		130,000	118,016
Omega Healthcare Investors, Inc. 3.25% 4/15/33		422,000	338,110
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer:
4.875% 5/15/29(b)		565,000	525,414
7% 2/1/30(b)		525,000	528,416
RHP Hotel Properties LP/RHP Finance Corp.:
4.5% 2/15/29(b)		635,000	589,803
6.5% 4/1/32(b)		245,000	243,508
7.25% 7/15/28(b)		85,000	86,836
Safehold Operating Partnership LP:
2.8% 6/15/31		356,000	296,016
2.85% 1/15/32		220,000	180,170
SBA Communications Corp. 3.125% 2/1/29		200,000	175,963
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		830,000	561,644
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29(b)		665,000	461,542
10.5% 2/15/28(b)		390,000	390,063
10.5% 2/15/28(b)		10,000	10,002
VICI Properties LP:
5.75% 4/1/34		21,000	20,655
6.125% 4/1/54		165,000	158,064
VICI Properties LP / VICI Note Co.:
4.125% 8/15/30(b)		195,000	175,708
4.5% 1/15/28(b)		550,000	526,415
			10,311,464
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		143,200	124,319
Brandywine Operating Partnership LP 8.875% 4/12/29		30,000	31,049
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (b)		805,000	800,478
Five Point Operation Co. LP 10.5% 1/15/28 (b)(h)		477,724	491,576
Forestar Group, Inc. 3.85% 5/15/26 (b)		675,000	643,743
Greystar Real Estate Partners 7.75% 9/1/30 (b)		200,000	210,519
Howard Hughes Corp.:
4.125% 2/1/29(b)		955,000	848,479
4.375% 2/1/31(b)		878,000	748,919
5.375% 8/1/28(b)		1,505,000	1,425,043
Hunt Companies, Inc. 5.25% 4/15/29 (b)		850,000	755,189
Kennedy-Wilson, Inc. 4.75% 2/1/30		275,000	225,427
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,100,000	1,005,177
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		141,000	96,761
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		90,000	58,735
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		983,000	932,640
			8,398,054
TOTAL REAL ESTATE			18,709,518

UTILITIES - 2.0%
Electric Utilities - 0.9%
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		365,000	318,506
3.75% 1/15/32(b)		45,000	38,297
4.75% 3/15/28(b)		105,000	99,822
DPL, Inc.:
4.125% 7/1/25		270,000	264,041
4.35% 4/15/29		35,000	32,344
FirstEnergy Corp. 3.4% 3/1/50		380,000	251,270
NextEra Energy Partners LP:
4.5% 9/15/27(b)		90,000	84,687
7.25% 1/15/29(b)		50,000	51,185
NRG Energy, Inc.:
3.375% 2/15/29(b)		195,000	172,624
3.625% 2/15/31(b)		840,000	719,799
3.875% 2/15/32(b)		450,000	385,149
5.25% 6/15/29(b)		922,000	879,441
PG&E Corp.:
5% 7/1/28		160,000	153,379
5.25% 7/1/30		3,325,000	3,167,282
Vistra Operations Co. LLC:
4.375% 5/1/29(b)		1,225,000	1,133,905
5% 7/31/27(b)		1,227,000	1,186,678
5.5% 9/1/26(b)		205,000	201,629
5.625% 2/15/27(b)		1,222,000	1,202,399
6.875% 4/15/32(b)		370,000	372,402
7.75% 10/15/31(b)		1,140,000	1,184,542
			11,899,381
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		140,000	133,475
5.875% 8/20/26		225,000	217,559
9.375% 6/1/28(b)		780,000	799,600
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(b)		125,000	122,061
5.875% 4/1/29(b)		1,575,000	1,487,001
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5% 6/1/31(b)		750,000	673,067
5.875% 3/1/27		175,000	172,322
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		600,000	545,847
			4,150,932
Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp.:
3.75% 3/1/31(b)		25,000	21,864
4.5% 2/15/28(b)		790,000	742,877
5% 2/1/31(b)		1,210,000	1,117,521
5.125% 3/15/28(b)		4,224,000	4,025,286
Sunnova Energy Corp.:
5.875% 9/1/26(b)		385,000	273,235
11.75% 10/1/28(b)		20,000	13,739
Talen Energy Supply LLC 8.625% 6/1/30 (b)		2,120,000	2,273,810
TerraForm Global, Inc. 6.125% 3/1/26 (b)		755,000	744,192
TerraForm Power Operating LLC 5% 1/31/28 (b)		801,000	764,493
TransAlta Corp. 7.75% 11/15/29		205,000	213,263
			10,190,280
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)		515,000	516,904

TOTAL UTILITIES			26,757,497

TOTAL NONCONVERTIBLE BONDS			591,647,956
TOTAL CORPORATE BONDS (Cost $633,115,027)			594,748,207

U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.625% 5/31/27 (k)(l)	1,530,000	1,443,280
4% 2/15/34	355,000	341,299
4.5% 11/30/24	615,000	612,429
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,459,322)		2,397,008

Asset-Backed Securities - 1.4%
	Principal Amount (a)	Value ($)
Barings Clo Ltd. 2020-Iiii Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.6002% 10/15/33 (b)(f)(g)	952,497	954,604
Battalion CLO Ltd. Series 2024-15A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/33 (b)(f)(g)	3,500,000	3,520,629
Jamestown Clo Xii Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.200% 6.5246% 4/20/32 (b)(f)(g)	2,500,000	2,505,470
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.150% 6.4746% 7/20/30 (b)(f)(g)	2,149,433	2,154,959
Rockford Tower CLO Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.520% 6.8446% 1/20/36 (b)(f)(g)	2,400,000	2,415,977
Sound Point CLO XXIX, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.330% 6.6552% 4/25/34 (b)(f)(g)	2,250,000	2,253,798
Ticp Clo Vii Ltd. Series 2024-7A Class ASR2, CME Term SOFR 3 Month Index + 1.300% 6.6286% 4/15/33 (b)(f)(g)	2,500,000	2,517,905
Trinitas CLO, Ltd. Series 2024-26A Class A1, CME Term SOFR 3 Month Index + 1.690% 7.0146% 1/20/35 (b)(f)(g)	2,300,000	2,304,030
TOTAL ASSET-BACKED SECURITIES (Cost $18,541,805)		18,627,372

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022, 0% 11/1/43 (f) (Cost $1,428,519)	2,491,307	1,544,610

Common Stocks - 1.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Digicel Group Ltd. (e)	302,425	734,893
Intelsat Emergence SA (e)	35,616	1,492,667
		2,227,560
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.	3,374	306,798
Mesquite Energy, Inc. (e)(m)	46,770	3,834,701
		4,141,499
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.	2,461	570,878
INDUSTRIALS - 0.0%
Machinery - 0.0%
EnPro Industries, Inc.	1,952	299,164
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Ciena Corp. (m)	8,407	404,965
IT Services - 0.1%
GTT Communications, Inc. (e)(m)	24,499	913,813
TOTAL INFORMATION TECHNOLOGY		1,318,778
MATERIALS - 0.5%
Chemicals - 0.4%
TPC Group, Inc. (e)(i)(m)	127,050	3,866,132
Venator Materials PLC (e)(m)	1,499	1,030,563
		4,896,695
Metals & Mining - 0.1%
Constellium NV (m)	41,600	901,472
Freeport-McMoRan, Inc.	6,538	344,749
		1,246,221
TOTAL MATERIALS		6,142,916
UTILITIES - 0.1%
Electric Utilities - 0.0%
Heritage Power LLC (e)	25,111	477,109
Heritage Power LLC (b)(e)	1,104	20,976
Heritage Power LLC (e)	28,900	14,450
		512,535
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B	5,547	843,366
TOTAL UTILITIES		1,355,901
TOTAL COMMON STOCKS (Cost $13,123,493)		16,056,696

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (e) (Cost $915,878)	55,534	558,117

Bank Loan Obligations - 2.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6813% 11/30/27 (f)(g)(n)	25,000	24,055
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 9/13/29 (f)(g)(n)	675,000	643,950
Level 3 Financing, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.560% 4/15/29 (g)(n)(o)	139,945	135,572
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.560% 4/15/30 (g)(n)(o)	140,512	135,543
Lumen Technologies, Inc.:
Tranche A 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 6/1/28 (g)(n)(o)	25,407	21,088
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.350% 4/16/29 (g)(n)(o)	12,537	8,662
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.350% 4/15/30 (g)(n)(o)	12,818	8,624
		977,494
Media - 0.3%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3286% 10/31/27 (f)(g)(n)	649,306	563,812
CSC Holdings LLC Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8168% 1/18/28 (f)(g)(n)	988,580	949,393
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4132% 8/24/26 (f)(g)(n)	197,832	185,468
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(f)(g)(n)	609,126	11,421
term loan NULL 5% 8/2/27 (n)	1,339,751	1,889,049
Gray Television, Inc. Tranche F 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7/2/29 (e)(g)(n)(o)	325,000	312,000
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 9/25/26 (f)(g)(n)	960,208	755,712
		4,666,855
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan CME Term SOFR 1 Month Index + 0.000% 12.0627% 5/29/27 (f)(g)(n)	43,458	41,557
Xplornet Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/1/28 (g)(n)(o)	1,557,068	256,916
2LN, term loan CME Term SOFR 1 Month Index + 7.000% 10/1/29 (g)(n)(o)	375,000	20,813
		319,286
TOTAL COMMUNICATION SERVICES		5,963,635
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.1%
First Brands Group LLC:
1LN, term loan CME Term SOFR 3 Month Index + 5.000% 3/30/27 (g)(n)(o)	155,000	153,579
2LN, term loan CME Term SOFR 6 Month Index + 8.500% 3/30/28 (g)(n)(o)	370,000	358,900
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (f)(g)(n)	120,000	116,400
Tenneco, Inc. Tranche A 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 11/17/28 (g)(n)(o)	263,665	255,536
		884,415
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/5/28 (f)(g)(n)	86,746	86,787
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (f)(g)(n)	629,471	540,558
TKC Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 11.1082% 5/14/28 (f)(g)(n)	20,000	19,958
13.5% 2/14/27 (f)(n)	81,350	67,114
		627,630
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (f)(g)(n)	974,603	970,032
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (f)(g)(n)	552,089	554,712
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (f)(g)(n)	288,756	254,105
		1,778,849
Household Durables - 0.1%
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/6/28 (g)(n)(o)	1,685,600	1,404,526
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 12/18/27 (f)(g)(n)	853,448	849,821
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8/23/29 (g)(n)(o)	20,000	19,050
		868,871
TOTAL CONSUMER DISCRETIONARY		5,651,078
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (f)(g)(n)	1,027,650	1,004,528
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(n)	864,602	0
term loan 0% (c)(e)(f)(n)	373,000	0
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 8/1/29 (f)(g)(n)	368,148	369,017
		1,373,545
FINANCIALS - 0.6%
Insurance - 0.6%
Acrisure LLC Tranche B-2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 2/15/27 (f)(g)(n)	321,701	321,620
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6937% 1/20/29 (f)(g)(n)	5,467,718	5,079,838
Truist Insurance Holdings LLC term loan 0% 3/8/32 (f)(n)	2,210,000	2,255,128
		7,656,586
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (c)(f)(g)(n)	410,538	102,047
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (e)(f)(g)(n)	65,284	64,957
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (e)(f)(g)(n)	42,590	42,377
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/8/27 (f)(g)(n)	139	139
		209,520
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5792% 2/15/29 (f)(g)(n)	149,906	149,489
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5632% 5/1/31 (f)(g)(n)	550,000	551,722
		701,211
TOTAL HEALTH CARE		910,731
INDUSTRIALS - 0.2%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (f)(g)(n)	202,618	171,326
Commercial Services & Supplies - 0.0%
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (f)(g)(n)	233,825	235,043
Machinery - 0.0%
LTI Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8/14/25 (g)(n)(o)	500,844	492,565
Passenger Airlines - 0.1%
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7325% 7/2/27 (f)(g)(n)	656,500	671,120
Professional Services - 0.1%
CoreLogic, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.500% 6/4/29 (g)(n)(o)	377,578	318,109
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/2/28 (f)(g)(n)	429,494	423,051
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (f)(g)(n)	284,278	250,876
Nielsen Holdings PLC 2LN, term loan 3 month U.S. LIBOR + 0.000% 10/11/29 (g)(n)(o)	415,000	406,700
		1,398,736
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 4.62% 8/9/25 (f)(g)(n)	70,000	68,040
TOTAL INDUSTRIALS		3,036,830
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (f)(g)(n)	1,687,000	1,654,104
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/10/28 (f)(g)(n)	233,053	232,724
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (e)(f)(g)(n)	6,716	6,716
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (e)(f)(g)(n)	287,547	287,547
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1632% 3/1/29 (f)(g)(n)	207,362	207,258
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6858% 5/15/28 (f)(g)(n)	92,142	92,564
RealPage, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 0.000% 2/17/29 (g)(n)(o)	1,460,000	1,430,800
Skillsoft Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7/16/28 (g)(n)(o)	435,296	348,624
		4,260,337
MATERIALS - 0.2%
Chemicals - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (f)(g)(n)	59,846	54,086
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/15/30 (f)(g)(n)	550,000	547,019
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (f)(g)(n)	285,690	285,513
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (f)(g)(n)	359,137	359,137
Iris Holding, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 6/15/28 (g)(n)(o)	327,930	314,200
Venator Materials LLC 1LN, term loan:
CME Term SOFR 1 Month Index + 8.000% 10/12/28 (g)(n)(o)	407,925	404,184
CME Term SOFR 1 Month Index + 8.000% 10/12/28 (g)(n)(o)	41,315	40,936
		2,005,075
Metals & Mining - 0.1%
Vibrantz Technologies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 2/3/29 (g)(n)(o)	745,000	734,890
TOTAL MATERIALS		2,739,965
UTILITIES - 0.0%
Electric Utilities - 0.0%
Heritage Power LLC 1LN, term loan NULL 0% 7/20/28 (f)(n)	181,637	175,280
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (f)(g)(n)	128,760	121,679
TOTAL UTILITIES		296,959
TOTAL BANK LOAN OBLIGATIONS (Cost $35,016,372)		31,889,666

Fixed-Income Funds - 49.3%
	Shares	Value ($)
High Yield Fixed-Income Funds - 49.3%
Artisan High Income Fund Investor Shares	17,771,347	158,698,101
BlackRock High Yield Bond Portfolio Class K	18,616,124	130,499,030
Eaton Vance Income Fund of Boston Class A	20,701,140	105,989,838
Fidelity Capital & Income Fund (p)	16,007,798	158,477,196
MainStay MacKay High Yield Corporate Bond Fund Class A	15,775,596	81,086,566
Vanguard High-Yield Corporate Fund Admiral Shares	7,288,351	38,919,795

TOTAL FIXED-INCOME FUNDS (Cost $638,441,502)		673,670,526

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (f)(g)(q)	1,017,000	1,012,274
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7009% (f)(g)(q)	175,000	173,103
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (f)(g)(q)	395,000	391,991
		1,577,368
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 5.875% (f)(q)	380,000	373,075
Citigroup, Inc.:
3.875% (f)(q)	462,000	434,649
7.125% (f)(q)	170,000	169,534
JPMorgan Chase & Co.:
4.6% (f)(q)	275,000	269,899
6.1% (f)(q)	380,000	381,329
M&T Bank Corp.:
3.5% (f)(q)	40,000	32,913
5.125% (f)(q)	78,000	73,221
Wells Fargo & Co. 5.9% (f)(q)	205,000	204,608
		1,939,228
Capital Markets - 0.0%
Charles Schwab Corp. 4% (f)(q)	240,000	199,886
Goldman Sachs Group, Inc. 7.5% (f)(q)	235,000	241,443
		441,329
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (f)(q)	240,000	211,285
4.7% (f)(q)	285,000	227,919
		439,204
TOTAL FINANCIALS		2,819,761
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (f)	495,000	491,673
Air Lease Corp. 4.125% (f)(q)	345,000	308,515
Aircastle Ltd. 5.25% (b)(f)(q)	366,000	347,704
		1,147,892
UTILITIES - 0.3%
Electric Utilities - 0.0%
NRG Energy, Inc. 10.25% (b)(f)(q)	689,000	753,469
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.:
7% (b)(f)(q)	525,000	521,097
8% (b)(f)(q)	2,595,000	2,637,828
8.875% (b)(f)(q)	620,000	641,980
		3,800,905
TOTAL UTILITIES		4,554,374
TOTAL PREFERRED SECURITIES (Cost $9,483,067)		10,099,395

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (r)	1,396,559	1,396,838
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (s)	8,028,055	8,028,055
TOTAL MONEY MARKET FUNDS (Cost $9,424,746)		9,424,893

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $1,361,949,731)	1,359,016,490
NET OTHER ASSETS (LIABILITIES) - 0.6% (t)	8,172,965
NET ASSETS - 100.0%	1,367,189,455

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	57	Sep 2024	6,201,422	(22,773)	(22,773)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	65	Sep 2024	13,240,703	(4,235)	(4,235)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	142	Sep 2024	15,023,156	(31,728)	(31,728)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	Sep 2024	812,438	(7,627)	(7,627)

TOTAL PURCHASED					(66,363)

Sold

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Sep 2024	367,313	5,566	5,566

TOTAL FUTURES CONTRACTS					(60,797)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	4,296,371	EUR	3,935,559	Barclays Bank PLC	8/23/24	10,154

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						10,154
Unrealized Appreciation						10,154
Unrealized Depreciation						0

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 42		Jun 2029	ICE	(5%)	Quarterly	300,000	432	0	432

Sell Protection
Community Health Systems, Inc.	Ca	Dec 2026	ICE	5%	Quarterly	484,000	(13,183)	0	(13,183)

TOTAL CREDIT DEFAULT SWAPS							(12,751)	0	(12,751)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $524,736,239 or 38.4% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,558,764 or 0.3% of net assets.

(j)	A portion of the security sold on a delayed delivery basis.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $411,843.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $167,793.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)	The coupon rate will be determined upon settlement of the loan after period end.
(p)	Affiliated Fund
(q)	Security is perpetual in nature with no stated maturity date.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	The rate quoted is the annualized seven-day yield of the fund at period end.
(t)	Includes $344,800 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	632,128

TPC Group, Inc.	12/16/22	1,375,816

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	320,470	13,878,121	12,801,839	20,067	86	-	1,396,838	0.0%
Total	320,470	13,878,121	12,801,839	20,067	86	-	1,396,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Capital & Income Fund	144,916,829	11,903,929	-	1,903,929	-	1,656,438	158,477,196
	144,916,829	11,903,929	-	1,903,929	-	1,656,438	158,477,196

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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